Revenue and Segment Information (Details) - Schedule of major customers - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue			16.23%
Customer B [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue		53.93%
Balance due (in Dollars)		$ 104,645
Customer C [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue		40.45%
Balance due (in Dollars)		$ 78,483
Customer D [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue			41.23%
Balance due (in Dollars)			$ 628,621
Customer E [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue			18.05%
Balance due (in Dollars)			$ 314,892
Customer F [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue			10.87%
Balance due (in Dollars)			$ 179,338
Customer G [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue	72.39%
Balance due (in Dollars)	$ 339,630
Customer H [Member]
Revenue and Segment Information (Details) - Schedule of major customers [Line Items]
Percentage of Revenue	16.27%
Balance due (in Dollars)	$ 84,253